Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
South Africa
Pension benefits
Percentage of members electing to transfer to the defined contribution section of the pension fund	99.00%
Ordinary shares included in the plan assets			2,077,048	2,082,248
Value of ordinary shares included in the plan assets			R 772	R 454
Value of property occupied included in the plan assets			R 1,533	R 1,521
Pension fund assets
Equities	55.00%	54.00%
Resources	7.00%	7.00%
Industrials	3.00%	2.00%
Consumer discretionary	9.00%	11.00%
Consumer staples	7.00%	9.00%
Healthcare	5.00%	5.00%
Information technologies	8.00%	6.00%
Telecommunications	4.00%	4.00%
Financials (ex real estate)	12.00%	10.00%
Fixed interest	18.00%	16.00%
Direct property	10.00%	11.00%
Listed property	3.00%	2.00%
Cash and cash equivalents	2.00%	4.00%
Third party managed assets	11.00%	12.00%
Other	1.00%	1.00%
Total	100.00%	100.00%
United States
Pension fund assets
Equities	35.00%	30.00%
Resources	5.00%	4.00%
Industrials	4.00%	3.00%
Consumer discretionary	4.00%	4.00%
Consumer staples	2.00%	2.00%
Healthcare	4.00%	4.00%
Information technologies	8.00%	6.00%
Telecommunications	3.00%	2.00%
Financials (ex real estate)	5.00%	5.00%
Fixed interest	40.00%	50.00%
Direct property	9.00%	6.00%
Other	16.00%	14.00%
Total	100.00%	100.00%